Shareholders equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

	06/30/2024		12/31/2023
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	28.19	367,612,329	27.76
Controller	196,065,636	15.03	196,065,636	14.81
Managements and related persons	32,565,566	2.50	32,105,783	2.42
Alden Fundo de Investimento em Ações	26,154,744	2.01	26,154,744	1.98
	622,398,275	47.73	621,938,492	46.97
Treasury (Note 24.2)	27,085,856	2.07	34,765,600	2.63
Other shareholders	654,633,484	50.20	667,413,523	50.40
	1,304,117,615	100.00	1,324,117,615	100.00

Disclosure of treasury shares [text block]

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised	(114,244)	42.69	(4,877)	(5,928)
Repurchase	12,434,500	54.64	679,431	679,431
Canceled	(20,000,000)	42.69	(853,725)	(1,058,200)
Balances at June 30, 2024	27,085,856	48.17	1,304,843	1,544,165